Interest in Other Entities (Details) - Schedule of comprehensive income for Algomizer - Algomizer Warrants [Member] $ in Thousands	4 Months Ended
Dec. 31, 2019 USD ($) [1]
Interest in Other Entities (Details) - Schedule of comprehensive income for Algomizer [Line Items]
Revenue	$ 12,081
Gross profit	3,252
Loss for the period	(3,153)
Other comprehensive loss	(609)
Total comprehensive loss	$ (3,762)

[1]	translated at average exchange rates for the period